Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities, Current
Unearned insurance premiums	$ 257	$ 434
Other Liabilities
Unearned insurance premiums	1,680	719
Other long-term liabilities	135	97
Stock warrants liability	144	115
Other Liabilities, Long-term	$ 1,959	$ 931